Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data	Total	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Equity Attributable to Stratasys Ltd. [Member]	Noncontrolling Interest [Member]
Beginning Balance at Dec. 31, 2010	$ 152,282	$ 54	$ 68,988	$ 83,386	$ (146)	$ 152,282
Beginning Balance (in shares) at Dec. 31, 2010		20,821,887
Exercise of stock options	6,149	1	6,148			6,149
Exercise of stock options (in shares)	(423,783)	423,783
Tax benefit from stock plan and warrant	2,620		2,620			2,620
Stock-based compensation	1,587		1,587			1,587
Acquisition of non-controlling interest
Comprehensive income (loss)	20,673			20,626	47	20,673
Ending Balance at Dec. 31, 2011	183,311	55	79,343	104,012	(99)	183,311
Ending Balance (in shares) at Dec. 31, 2011		21,245,670
Exercise of stock options	15,297	4	15,293			15,297
Exercise of stock options (in shares)	1,322,047	1,682,162
Tax benefit from stock plan and warrant	15,192		15,192			15,192
Stock-based compensation	8,874		8,874			8,874
Issuance of shares for acquisition	1,340,897	42	1,340,592			1,340,634	263
Issuance of shares for acquisition (in shares)		15,444,630
Acquisition of non-controlling interest
Comprehensive income (loss)	8,585			8,491	(139)	8,352	233
Ending Balance at Dec. 31, 2012	1,572,156	101	1,459,294	112,503	(238)	1,571,660	496
Ending Balance (in shares) at Dec. 31, 2012		38,372,462
Exercise of stock options	12,451	4	12,447			12,451
Exercise of stock options (in shares)	1,741,953	1,742
Tax benefit from stock plan and warrant	643		643			643
Stock-based compensation	24,262		24,262			24,262
Issuance of shares, net	463,908	15	463,893			463,908
Issuance of shares, net (in shares)		5,175
Issuance of shares for acquisition	453,217	13	453,204			453,217
Issuance of shares for acquisition (in shares)		3,922
Acquisition of non-controlling interest	(2,132)		(1,546)			(1,546)	(586)
Comprehensive income (loss)	(24,718)			(26,954)	2,146	(24,808)	90
Ending Balance at Dec. 31, 2013	$ 2,499,787	$ 133	$ 2,412,197	$ 85,549	$ 1,908	$ 2,499,787
Ending Balance (in shares) at Dec. 31, 2013		49,211